UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05076

Tax-Exempt California Money Market Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2015 (Unaudited

Tax-Exempt California Money Market Fund

	Principal Amount ($)	Value ($)

Municipal Investments 89.1%
California
Big Bear Lake, CA, Industrial Revenue, Southwest Gas Corp. Project, Series A, 144A, AMT, 0.08% *, 12/1/2028, LOC: Wells Fargo Bank NA	4,000,000	4,000,000
California, Austin Trust, Various States, Series 2008-1065, 144A, 0.09% *, 3/1/2033, LIQ: Bank of America NA	1,000,000	1,000,000
California, Bay Area Toll Authority, Toll Bridge Revenue, Series B2, 0.05% *, 4/1/2047, LOC: Sumitomo Mitsui Banking	4,500,000	4,500,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.07% *, 5/15/2030, LIQ: State Street Bank & Trust Co.	4,250,000	4,250,000
California, Metropolitan Water District of Southern California:
Series D, 0.06%, 7/1/2035 *	2,000,000	2,000,000
Series B, 144A, 3.0%, 7/1/2015	1,000,000	1,000,000
California, State Department of Water Resource Power Supply Revenue, TECP, 0.1%, 9/10/2015	3,780,000	3,780,000
California, State General Obligation:
Series B, 144A, 0.01% *, 5/1/2040, LOC: JPMorgan Chase Bank NA	1,315,000	1,315,000
Series A, 144A, 0.04% *, 5/1/2040, LOC: Royal Bank of Canada	1,500,000	1,500,000
Series A, 144A, 0.05% *, 5/1/2040, LOC: Royal Bank of Canada	400,000	400,000
Series B, 144A, 0.06% *, 5/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	4,500,000	4,500,000
Series 2178, 144A, 0.22% **, Mandatory Put 3/16/2016 @ 100, 12/1/2037, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	1,200,000	1,200,000
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series B, 0.05% *, 3/1/2047, LOC: Bank of Montreal	5,000,000	5,000,000
California, State Health Facilities Financing Authority Revenue, Children's Hospital, Series C, 0.07% *, 11/1/2038, GTY: Children's Healthcare of California, LOC: U.S. Bank NA	490,000	490,000
California, State Health Facilities Financing Authority Revenue, Scripps Health:
Series F, 144A, 0.05% *, 10/1/2031, LOC: Northern Trust Co.	2,200,000	2,200,000
Series E, 0.06% *, 10/1/2031, LOC: MUFG Union Bank NA	400,000	400,000
California, State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, Series A, 0.07% *, 7/1/2041, LOC: Union Bank NA	2,500,000	2,500,000
California, State Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co.:
Series B, 0.02% *, 11/1/2026, LOC: Union Bank NA	700,000	700,000
Series C, 0.03% *, 12/1/2016, LOC: Sumitomo Mitsui Banking	3,150,000	3,150,000
California, State Infrastructure & Economic Development Bank Revenue, The Bay Institute Aquarium Foundation, 144A, 0.07% *, 6/1/2025, LOC: Union Bank NA	1,235,000	1,235,000
California, State Kindergarten, Series A6, 0.03% *, 5/1/2034, LOC: Citibank NA	900,000	900,000
California, State Municipal Finance Authority Revenue, Chevron U.S.A., Inc. Project, Recovery Zone Bonds, Series B, 0.01% *, 11/1/2035, GTY: Chevron Corp.	420,000	420,000
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Recology, Inc. Project, Series A, 0.1% *, 4/1/2020, LOC: Bank of America NA	4,495,000	4,495,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Irvine Apartment Communities LP Project, Series W-3, AMT, 0.01% *, 4/1/2025, LOC: Wells Fargo Bank NA	900,000	900,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 0.18% *, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Irvine, CA, Improvement Bond Act 1915, Limited Obligation-Reassessment District # 05, Series A, 0.02% *, 9/2/2050, LOC: U.S. Bank NA	500,000	500,000
Irvine, CA, Improvement Bond Act 1915, Limited Obligation-Reassessment District # 85, Series A, 0.02% *, 9/2/2032, LOC: Bank of Tokyo-Mitsubishi UFJ	500,000	500,000
Los Angeles, CA, Tax and Revenue Anticipation Notes, 144A, 2.0%, 6/30/2016(a)	3,000,000	3,049,110
Los Angeles, CA, Unified School District, Series E, 5.0%, 7/1/2020, INS: AMBAC	2,000,000	2,000,000
Orange County, CA, Water District, Certificates of Participation, Series A, 0.05% *, 8/1/2042, LOC: Citibank NA	2,700,000	2,700,000
Rancho, CA, Water District Financing Authority Revenue, Series B, 0.05% *, 8/15/2031, LOC: U.S. Bank NA	3,600,000	3,600,000
San Francisco City & County, CA, Airports Commission, Series 36A, 0.06% *, 5/1/2026, LOC: U.S. Bank NA	3,325,000	3,325,000
San Jose, CA, Redevelopment Agency, TECP, 0.1%, 9/8/2015, LOC: JPMorgan Chase Bank NA	5,000,000	5,000,000
University of California, Regents Medical Center, Pooled Revenue, Series B-2, 0.01% *, 5/15/2032, SPA: Wells Fagro Bank NA	3,000,000	3,000,000
University of California, State Revenues, Series I, 144A, 3.0%, 5/15/2016	4,130,000	4,228,980

Total Municipal Investments (Cost $83,738,090)		83,738,090
Closed-End Investment Companies 11.3%
California
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.22% *, 6/1/2041	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.17% *, 8/3/2043, LIQ: Royal Bank of Canada	4,400,000	4,400,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.15% *, 9/1/2043, LIQ: Barclays Bank PLC	1,200,000	1,200,000

Total Closed-End Investment Companies (Cost $10,600,000)		10,600,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $94,338,090) †	100.4	94,338,090
Other Assets and Liabilities, Net	(0.4)	(376,514)

Net Assets	100.0	93,961,576

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of June 30, 2015.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2015.

†	The cost for federal income tax purposes was $94,338,090.
(a)	When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments	$—	$83,738,090	$—	$83,738,090
Closed-End Investment Companies	—	10,600,000	—	10,600,000

Total	$—	$94,338,090	$—	$94,338,090

There have been no transfers between fair value measurement levels during the period ended June 30, 2015.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 21, 2015